Quarterly Holdings Report
for
Fidelity Advisor® Mid Cap II Fund
September 30, 2021
AMP-NPRT3-1121
1.807739.117
Common Stocks - 98.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.1%
Entertainment - 1.0%
Activision Blizzard, Inc.	136,040	10,528,136
Live Nation Entertainment, Inc. (a)	49,400	4,501,822
		15,029,958
Interactive Media & Services - 0.2%
IAC (a)	26,800	3,491,772
Media - 0.9%
Interpublic Group of Companies, Inc.	406,094	14,891,467
TOTAL COMMUNICATION SERVICES		33,413,197
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 0.2%
Adient PLC (a)	67,800	2,810,310
Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc. (a)	81,100	7,133,556
Hotels, Restaurants & Leisure - 4.7%
ARAMARK Holdings Corp.	142,400	4,679,264
Brinker International, Inc. (a)	90,900	4,458,645
Caesars Entertainment, Inc. (a)	134,149	15,062,250
Churchill Downs, Inc.	79,700	19,134,376
Dutch Bros, Inc.	3,200	138,624
Hilton Grand Vacations, Inc. (a)	199,400	9,485,458
Jubilant Foodworks Ltd.	30,596	1,662,673
Noodles & Co. (a)	563,300	6,646,940
Penn National Gaming, Inc. (a)	52,300	3,789,658
Planet Fitness, Inc. (a)	61,300	4,815,115
Vail Resorts, Inc.	17,200	5,745,660
		75,618,663
Household Durables - 2.0%
KB Home	124,400	4,841,648
Lovesac (a)	42,417	2,803,340
Meritage Homes Corp. (a)	38,300	3,715,100
NVR, Inc. (a)	1,115	5,345,399
Taylor Morrison Home Corp. (a)	402,900	10,386,762
Toll Brothers, Inc.	102,400	5,661,696
		32,753,945
Internet & Direct Marketing Retail - 0.4%
Global-e Online Ltd.	16,900	1,213,420
Revolve Group, Inc. (a)	90,400	5,584,008
thredUP, Inc. (a)	13,300	288,477
		7,085,905
Leisure Products - 0.6%
YETI Holdings, Inc. (a)	111,300	9,537,297
Specialty Retail - 4.4%
Academy Sports & Outdoors, Inc.	195,800	7,835,916
America's Car Mart, Inc. (a)	17,400	2,031,972
American Eagle Outfitters, Inc. (b)	297,900	7,685,820
Dick's Sporting Goods, Inc.	96,800	11,593,736
Five Below, Inc. (a)	74,500	13,172,345
Gap, Inc.	196,100	4,451,470
Williams-Sonoma, Inc.	134,000	23,762,220
		70,533,479
Textiles, Apparel & Luxury Goods - 2.5%
Capri Holdings Ltd. (a)	124,200	6,012,522
Deckers Outdoor Corp. (a)	65,475	23,584,095
On Holding AG	3,700	111,481
PVH Corp. (a)	45,900	4,718,061
Tapestry, Inc.	153,700	5,689,974
		40,116,133
TOTAL CONSUMER DISCRETIONARY		245,589,288
CONSUMER STAPLES - 4.2%
Beverages - 0.3%
C&C Group PLC (United Kingdom) (a)	1,381,620	4,379,858
Food & Staples Retailing - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	376,400	20,671,888
U.S. Foods Holding Corp. (a)	314,500	10,900,570
		31,572,458
Food Products - 1.0%
Nomad Foods Ltd. (a)(b)	600,200	16,541,512
Household Products - 0.9%
Spectrum Brands Holdings, Inc.	150,600	14,407,902
Personal Products - 0.0%
Olaplex Holdings, Inc.	31,800	667,800
TOTAL CONSUMER STAPLES		67,569,530
ENERGY - 3.1%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	211,800	5,237,814
Oil, Gas & Consumable Fuels - 2.8%
Antero Resources Corp. (a)	221,200	4,160,772
Cheniere Energy, Inc.	77,800	7,598,726
Hess Corp.	88,100	6,881,491
Magnolia Oil & Gas Corp. Class A	502,200	8,934,138
New Fortress Energy, Inc.	99,614	2,764,289
Range Resources Corp. (a)	486,097	11,000,375
Renewable Energy Group, Inc. (a)	67,500	3,388,500
		44,728,291
TOTAL ENERGY		49,966,105
FINANCIALS - 15.6%
Banks - 6.8%
Atlantic Union Bankshares Corp.	106,300	3,917,155
Bancorp, Inc., Delaware (a)	216,100	5,499,745
BankUnited, Inc.	161,935	6,772,122
Comerica, Inc.	68,300	5,498,150
CVB Financial Corp.	240,351	4,895,950
First Horizon National Corp.	701,400	11,425,806
First Republic Bank	27,600	5,323,488
Huntington Bancshares, Inc.	646,457	9,994,225
KeyCorp	381,800	8,254,516
M&T Bank Corp.	56,100	8,377,974
Signature Bank	88,900	24,205,688
Wintrust Financial Corp.	195,700	15,728,409
		109,893,228
Capital Markets - 2.0%
Ameriprise Financial, Inc.	54,287	14,338,282
Raymond James Financial, Inc.	148,086	13,665,376
TMX Group Ltd.	38,000	4,097,916
		32,101,574
Consumer Finance - 0.7%
Synchrony Financial	227,700	11,129,976
Diversified Financial Services - 0.5%
Equitable Holdings, Inc.	306,400	9,081,696
Insurance - 4.6%
American Financial Group, Inc.	69,900	8,795,517
Assurant, Inc.	74,000	11,673,500
Hartford Financial Services Group, Inc.	151,300	10,628,825
Hiscox Ltd. (a)	266,995	3,009,677
Old Republic International Corp.	543,400	12,568,842
Primerica, Inc.	112,958	17,353,738
Reinsurance Group of America, Inc.	94,391	10,501,943
		74,532,042
Thrifts & Mortgage Finance - 1.0%
Essent Group Ltd.	194,929	8,578,825
Meta Financial Group, Inc.	136,600	7,168,768
		15,747,593
TOTAL FINANCIALS		252,486,109
HEALTH CARE - 9.6%
Biotechnology - 1.2%
Argenx SE ADR (a)	8,500	2,567,000
Exelixis, Inc. (a)	316,500	6,690,810
Neurocrine Biosciences, Inc. (a)	77,700	7,452,207
Regeneron Pharmaceuticals, Inc. (a)	5,500	3,328,490
		20,038,507
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	159,810	6,934,156
Envista Holdings Corp. (a)	121,700	5,088,277
Hologic, Inc. (a)	58,779	4,338,478
ResMed, Inc.	22,327	5,884,281
Tandem Diabetes Care, Inc. (a)	49,700	5,933,186
The Cooper Companies, Inc.	15,739	6,505,086
Zimmer Biomet Holdings, Inc.	83,900	12,279,604
		46,963,068
Health Care Providers & Services - 2.6%
Centene Corp. (a)	76,500	4,766,715
Molina Healthcare, Inc. (a)	85,400	23,169,874
Option Care Health, Inc. (a)	406,800	9,868,968
Signify Health, Inc.	4,000	71,480
Universal Health Services, Inc. Class B	31,500	4,358,655
		42,235,692
Life Sciences Tools & Services - 2.3%
10X Genomics, Inc. (a)	11,413	1,661,505
Avantor, Inc. (a)	236,200	9,660,580
Maravai LifeSciences Holdings, Inc.	110,000	5,398,800
Sartorius Stedim Biotech	5,200	2,905,786
Syneos Health, Inc. (a)	116,700	10,208,916
Thermo Fisher Scientific, Inc.	13,630	7,787,228
		37,622,815
Pharmaceuticals - 0.6%
Nektar Therapeutics (a)	126,100	2,264,756
UCB SA	60,500	6,774,626
		9,039,382
TOTAL HEALTH CARE		155,899,464
INDUSTRIALS - 18.5%
Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (a)	43,500	7,613,370
Howmet Aerospace, Inc.	180,000	5,616,000
		13,229,370
Air Freight & Logistics - 0.6%
GXO Logistics, Inc. (a)	126,988	9,960,939
Airlines - 0.5%
Allegiant Travel Co. (a)	8,100	1,583,388
Copa Holdings SA Class A (a)	25,400	2,067,052
Jet2 PLC (a)	264,200	4,577,794
		8,228,234
Building Products - 2.8%
Builders FirstSource, Inc. (a)	464,300	24,022,882
Fortune Brands Home & Security, Inc.	42,100	3,764,582
Jeld-Wen Holding, Inc. (a)	486,100	12,167,083
UFP Industries, Inc.	65,900	4,479,882
		44,434,429
Commercial Services & Supplies - 0.4%
Driven Brands Holdings, Inc.	78,800	2,276,532
Stericycle, Inc. (a)	67,408	4,581,722
		6,858,254
Construction & Engineering - 1.3%
Dycom Industries, Inc. (a)(b)	22,400	1,595,776
Quanta Services, Inc.	87,100	9,913,722
Willscot Mobile Mini Holdings (a)	283,700	8,998,964
		20,508,462
Electrical Equipment - 4.1%
Acuity Brands, Inc.	59,446	10,306,153
AMETEK, Inc.	108,000	13,393,080
Generac Holdings, Inc. (a)	34,600	14,139,982
Regal Beloit Corp.	63,402	9,531,857
Sensata Technologies, Inc. PLC (a)	164,100	8,979,552
Sunrun, Inc. (a)	218,707	9,623,108
		65,973,732
Machinery - 3.5%
Crane Co.	119,500	11,329,795
Fortive Corp.	100,000	7,057,000
IDEX Corp.	15,200	3,145,640
ITT, Inc.	260,159	22,332,049
Oshkosh Corp.	84,600	8,660,502
Woodward, Inc.	41,500	4,697,800
		57,222,786
Marine - 0.3%
Clarkson PLC	98,669	5,026,711
Professional Services - 2.3%
ASGN, Inc. (a)	81,999	9,277,367
Clarivate Analytics PLC (a)(b)	297,500	6,515,250
Jacobs Engineering Group, Inc.	35,686	4,729,466
KBR, Inc.	207,800	8,187,320
TriNet Group, Inc. (a)	86,700	8,200,086
		36,909,489
Road & Rail - 0.6%
XPO Logistics, Inc. (a)	126,988	10,105,705
Trading Companies & Distributors - 1.3%
GMS, Inc. (a)	161,800	7,086,840
Univar, Inc. (a)	566,600	13,496,412
		20,583,252
TOTAL INDUSTRIALS		299,041,363
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 0.7%
Digi International, Inc. (a)(b)	336,200	7,066,924
Ericsson (B Shares)	328,000	3,702,113
		10,769,037
Electronic Equipment & Components - 1.2%
CDW Corp.	28,551	5,196,853
Jabil, Inc.	71,600	4,179,292
Trimble, Inc. (a)	47,600	3,915,100
Zebra Technologies Corp. Class A (a)	11,900	6,133,498
		19,424,743
IT Services - 4.4%
Akamai Technologies, Inc. (a)	35,037	3,664,520
Amadeus IT Holding SA Class A (a)	58,200	3,827,921
Concentrix Corp.	71,300	12,620,100
EPAM Systems, Inc. (a)	7,600	4,335,648
Euronet Worldwide, Inc. (a)	86,091	10,957,662
Genpact Ltd.	275,543	13,091,048
GoDaddy, Inc. (a)	161,591	11,262,893
WNS Holdings Ltd. sponsored ADR (a)	129,800	10,617,640
		70,377,432
Semiconductors & Semiconductor Equipment - 4.7%
Marvell Technology, Inc.	187,600	11,314,156
MediaTek, Inc.	127,000	4,091,115
MKS Instruments, Inc.	96,600	14,577,906
NXP Semiconductors NV	19,300	3,780,291
ON Semiconductor Corp. (a)	323,800	14,820,326
Semtech Corp. (a)	100,119	7,806,278
SolarEdge Technologies, Inc. (a)	51,600	13,685,352
Teradyne, Inc.	56,100	6,124,437
		76,199,861
Software - 1.9%
Adobe, Inc. (a)	6,400	3,684,608
Black Knight, Inc. (a)	115,200	8,294,400
Digital Turbine, Inc. (a)	61,200	4,207,500
Dynatrace, Inc. (a)	122,700	8,708,019
Telos Corp.	216,300	6,147,246
		31,041,773
TOTAL INFORMATION TECHNOLOGY		207,812,846
MATERIALS - 6.8%
Chemicals - 2.8%
Albemarle Corp. U.S.	17,375	3,804,604
Celanese Corp. Class A	64,000	9,640,960
Element Solutions, Inc.	729,900	15,824,232
Olin Corp.	245,300	11,835,725
The Chemours Co. LLC	121,700	3,536,602
		44,642,123
Construction Materials - 0.8%
Eagle Materials, Inc.	57,600	7,554,816
Martin Marietta Materials, Inc.	17,100	5,842,728
		13,397,544
Containers & Packaging - 0.7%
Avery Dennison Corp.	57,000	11,810,970
Metals & Mining - 2.5%
Agnico Eagle Mines Ltd. (Canada)	117,300	6,085,412
Cleveland-Cliffs, Inc. (a)	333,768	6,611,944
First Quantum Minerals Ltd.	389,200	7,205,700
Kirkland Lake Gold Ltd.	130,300	5,427,624
Reliance Steel & Aluminum Co.	41,500	5,910,430
Wheaton Precious Metals Corp.	214,700	8,082,185
		39,323,295
TOTAL MATERIALS		109,173,932
REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 7.2%
Alexandria Real Estate Equities, Inc.	44,000	8,407,080
CyrusOne, Inc.	134,200	10,388,422
Digital Realty Trust, Inc.	51,800	7,482,510
Douglas Emmett, Inc.	303,000	9,577,830
Duke Realty Corp.	130,000	6,223,100
Healthcare Trust of America, Inc.	175,800	5,214,228
Highwoods Properties, Inc. (SBI)	264,000	11,579,040
Invitation Homes, Inc.	360,500	13,817,965
Lamar Advertising Co. Class A	120,500	13,670,725
Mid-America Apartment Communities, Inc.	27,100	5,060,925
National Retail Properties, Inc.	336,400	14,529,116
Ventas, Inc.	101,000	5,576,210
VICI Properties, Inc.	189,100	5,372,331
		116,899,482
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	115,591	11,253,940
TOTAL REAL ESTATE		128,153,422
UTILITIES - 2.6%
Electric Utilities - 0.3%
OGE Energy Corp.	144,700	4,769,312
Independent Power and Renewable Electricity Producers - 2.3%
Clearway Energy, Inc. Class C	325,100	9,840,777
NextEra Energy Partners LP (b)	223,600	16,850,496
The AES Corp.	468,100	10,686,723
		37,377,996
TOTAL UTILITIES		42,147,308
TOTAL COMMON STOCKS (Cost $1,081,446,444)		1,591,252,564

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	24,592,925	24,597,843
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	19,373,363	19,375,300
TOTAL MONEY MARKET FUNDS (Cost $43,973,143)		43,973,143

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $1,125,419,587)	1,635,225,707
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(20,095,756)
NET ASSETS - 100.0%	1,615,129,951

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	25,176,224	199,517,780	200,095,533	10,199	(628)	-	24,597,843	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	5,817,440	142,111,851	128,553,991	10,447	5	(5)	19,375,300	0.1%
Total	30,993,664	341,629,631	328,649,524	20,646	(623)	(5)	43,973,143

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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